UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trivium Capital Management LLC
Address: 540 Madison Avenue, 30th Floor
         New York, NY  10022

13F File Number:  28-10726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 715-3140

Signature, Place, and Date of Signing:

      /s/ Kelly Ireland     New York, NY     November 18, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     $344,860 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104      645   153000 SH       SOLE                   153000        0        0
ALKERMES INC                   COM              01642T108     1731   150000 SH       SOLE                   150000        0        0
ALLIANCE GAMING CORP           COM NEW          01859P609     2560   170000 SH       SOLE                   170000        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     2358    64000 SH       SOLE                    64000        0        0
AMGEN INC                      COM              031162100     6817   120000 SH       SOLE                   120000        0        0
ANNTAYLOR STORES CORP          COM              036115103     7888   337100 SH       SOLE                   337100        0        0
ASK JEEVES INC                 COM              045174109      817    25000 SH       SOLE                    25000        0        0
ASML HLDG NV                   N Y SHS          N07059111      965    75000 SH       SOLE                    75000        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107      751    60000 SH       SOLE                    60000        0        0
BEA SYS INC                    COM              073325102     1727   250000 SH       SOLE                   250000        0        0
COTT CORP QUE                  COM              22163N106     2884   100000 SH       SOLE                   100000        0        0
CSK AUTO CORP                  COM              125965103      532    40000 SH       SOLE                    40000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     5088   100900 SH       SOLE                   100900        0        0
DIGENE CORP                    COM              253752109     4802   185000 SH       SOLE                   185000        0        0
DOMINOS PIZZA INC              COM              25754A201     4304   292800 SH       SOLE                   292800        0        0
GENENTECH INC                  COM NEW          368710406     7338   140000 SH       SOLE                   140000        0        0
GENZYME CORP                   COM GENL DIV     372917104     5441   100000 SH       SOLE                   100000        0        0
GOOGLE INC                     CL A             38259P508     1101   850000 SH  PUT  SOLE                   850000        0        0
HAIN CELESTIAL GROUP INC       COM              405217100     2298   130000 SH       SOLE                   130000        0        0
HILTON HOTELS CORP             COM              432848109     9891   525000 SH       SOLE                   525000        0        0
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103      766    75000 SH       SOLE                    75000        0        0
INTEL CORP                     COM              458140100     3009   150000 SH       SOLE                   150000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    12861   150000 SH       SOLE                   150000        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105      686    20000 SH       SOLE                    20000        0        0
INTERNET SEC SYS INC           COM              46060X107     1275    75000 SH       SOLE                    75000        0        0
INTERSIL CORP                  CL A             46069S109     1991   125000 SH       SOLE                   125000        0        0
JABIL CIRCUIT INC              COM              466313103     2300   100000 SH       SOLE                   100000        0        0
JUNIPER NETWORKS INC           COM              48203R104     2360   100000 SH       SOLE                   100000        0        0
KOHLS CORP                     COM              500255104    14457   300000 SH       SOLE                   300000        0        0
KOS PHARMACEUTICALS INC        COM              500648100   2136.6    60000 SH       SOLE                    60000        0        0
KYOCERA CORP                   ADR              501556203     2112    30000 SH       SOLE                    30000        0        0
LAWSON SOFTWARE INC            COM              520780107      981   175200 SH       SOLE                   175200        0        0
LEAPFROG ENTERPRISES INC       CL A             52186N106      743    36700 SH       SOLE                    36700        0        0
LIFE TIME FITNESS INC          COM              53217R207     2566   100000 SH       SOLE                   100000        0        0
LONGS DRUG STORES CORP         COM              543162101     1214    50200 SH       SOLE                    50200        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      317   100000 SH       SOLE                   100000        0        0
M SYS FLASH DISK PIONEERS LT   ORD              M7061C100     2062   125000 SH       SOLE                   125000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101     6343   150000 SH       SOLE                   150000        0        0
MCDONALDS CORP                 COM              580135101    14015   500000 SH       SOLE                   500000        0        0
MICRON TECHNOLOGY INC          COM              595112103      872    72500 SH       SOLE                    72500        0        0
MICROSOFT CORP                 COM              594918104    12442   450000 SH       SOLE                   450000        0        0
NAUTILUS GROUP INC             COM              63910B102     5647   250000 SH       SOLE                   250000        0        0
NOKIA CORP                     SPONSORED ADR    654902204    10290   750000 SH       SOLE                   750000        0        0
NORDSTROM INC                  COM              655664100    11472   300000 SH       SOLE                   300000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    10267   220000 SH       SOLE                   220000        0        0
NOVELLUS SYS INC               COM              670008101     5328   200000 SH       SOLE                   200000        0        0
ORACLE CORP                    COM              68389X105     5640   500000 SH       SOLE                   500000        0        0
PACIFICARE HEALTH SYS DEL      COM              695112102     6422   175000 SH       SOLE                   175000        0        0
PALMONE INC                    COM              69713P107     2039    67000 SH       SOLE                    67000        0        0
PETSMART INC                   COM              716768106     3406   120000 SH       SOLE                   120000        0        0
POLO RALPH LAUREN CORP         CL A             731572103    14911   410000 SH       SOLE                   410000        0        0
RAYOVAC CORP                   COM              755081106     1040    39500 SH       SOLE                    39500        0        0
RENOVIS INC                    COM              759885106     1610   201000 SH       SOLE                   201000        0        0
RESEARCH IN MOTION LTD         COM              760975102     7634   100000 SH       SOLE                   100000        0        0
SALIX PHARMACEUTICALS INC      COM              795435106     3618   168135 SH       SOLE                   168135        0        0
SANDISK CORP                   COM              80004C101     8736   300000 SH       SOLE                   300000        0        0
SEPRACOR INC                   COM              817315104    12438   255000 SH       SOLE                   255000        0        0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106     3409   360000 SH       SOLE                   360000        0        0
SIEBEL SYS INC                 COM              826170102     1508   200000 SH       SOLE                   200000        0        0
ST JUDE MED INC                COM              790849103     7587   100800 SH       SOLE                   100800        0        0
SUN MICROSYSTEMS INC           COM              866810104     3030   750000 SH       SOLE                   750000        0        0
TARGET CORP                    COM              87612E106     6787   150000 SH       SOLE                   150000        0        0
TECH DATA CORP                 COM              878237106     1927    50000 SH       SOLE                    50000        0        0
TEXAS INSTRS INC               COM              882508104    18620   875000 SH       SOLE                   875000        0        0
URBAN OUTFITTERS INC           COM              917047102      378    11000 SH       SOLE                    11000        0        0
VERISIGN INC                   COM              92343E102     8946   450000 SH       SOLE                   450000        0        0
VERITAS SOFTWARE CO            COM              923436109      360 40000000 SH  CALL SOLE                 40000000        0        0
VIACOM INC                     CL A             925524100     3597   107200 SH       SOLE                   107200        0        0
WAL MART STORES INC            COM              931142103    12491   234800 SH       SOLE                   234800        0        0
ZIMMER HLDGS INC               COM              98956P102    10275   130000 SH       SOLE                   130000        0        0